PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT, NET.
PROPERTY, PLANT AND EQUIPMENT, NET

15.    PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment used in continuing operation and related accumulated depreciation are as follows (RMB in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Buildings	17,195,868	20,391,168
Machinery and equipment	30,438,878	35,143,702
Motor vehicles	183,921	200,709
Furniture, fixture and office equipment	1,116,407	811,491
	48,935,074	56,547,070
Less: Accumulated depreciation	(11,557,978)	(14,700,713)
Subtotal	37,377,096	41,846,357
Construction in progress	3,890,091	2,954,335
Property, plant and equipment, net	41,267,187	44,800,692

Depreciation expenses were RMB2,585 million, RMB7,856 million and RMB7,544 million for the years ended December 31, 2022, 2023 and 2024, respectively.

For the years ended December 31, 2022, 2023 and 2024, the Group disposed certain equipment with the net book value amounting of RMB1,118 million, RMB290 million and RMB944 million and recognized disposal loss amounted to RMB249 million, RMB108 million and RMB432 million, respectively. Increase in disposal loss on property, plant and equipment was mainly due to the automation upgrade of the Group.

Construction in progress primarily represents the construction of new production line. Costs incurred in the construction are capitalized and transferred to property and equipment upon completion, at which time depreciation commences.

Significant increase of property, plant and equipment during the year ended December 31, 2024 was attributable to the expansion of manufacturing capacity and automation upgrade of the Group.

For the years ended December 31, 2022, 2023 and 2024, the Group recorded impairments of RMB374 million, RMB640 million and RMB1,242 million, respectively.

As of December 31, 2023 and 2024, certain property, plant and equipment with net book value amounting of RMB5,250 million and RMB12,483 million were pledged as collateral for the Group’s borrowings.